Goodwill and Intangible Assets, Net - Details of Total Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 2,049,093	$ 1,925,225
Goodwill resulting from acquisitions	164,506	123,987
Other	(1,960)	(119)
Goodwill, Ending Balance	$ 2,211,639	$ 2,049,093